ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)						12 Months Ended
	Mar. 03, 2024 shares	Jan. 12, 2024 USD ($)	Oct. 22, 2021 shares	Jan. 05, 2015 USD ($) shares	Jan. 05, 2015 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Sep. 06, 2023 shares	Jan. 01, 2022	Dec. 31, 2020 shares
Stock issued during period value | $						$ 3,155,839
Stock split ratio	1-for-1,000
Common stock share issued						11,550,000	10,000,000	10,000,000	10,000,000
Common stock share outstanding						11,550,000	10,000,000	10,000,000
Spin-off transaction | $		$ 10,000,000
Great Shine Enterprises Ltd. [Member]
Ownership percentage										16.04%
Sakai Seikotsuin Nish Co., Ltd [Member]
Ownership percentage									100.00%	100.00%
First Forward Stock Split [Member]
Stock split ratio			1-for-100
Common stock share issued											100
Common stock share outstanding											100
First Forward Stock Split [Member] | Founder [Member]
Common stock share issued			10,000
Common stock share outstanding			10,000
Second Forward Stock Split [Member]
Stock split ratio	1-for-1,000
Common stock share issued	10,000,000							10,000
Common stock share outstanding	10,000,000							10,000
Common Stock [Member]
Shares issued				100	100	1,250,000 [1]
Stock issued during period value				$ 41,549	¥ 5,000,000	$ 2,500,000

[1]	On March 3, 2024, the Company effected a forward stock split of the Company’s issued and outstanding common shares at a split ratio of 1-for-1,000 such that every holder of common shares of the Company shall receive 1,000 common shares for every one common share held. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.